Derivative Financial Instruments and Hedging Gain (Loss) Recognized in Earnings (Tables)	12 Months Ended
Sep. 30, 2014
Derivatives, Fair Value [Line Items]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]

		Fair Value of Liabilities as of September 30, 2014
	Balance Sheet Location	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheet	Net Amounts of Liabilities Presented in the Consolidated Balance Sheet
Commodity contracts	Other current liabilities	$8.0	$—	$8.0
Natural gas and heating oil futures	Other current liabilities	0.9	—	0.9
Interest rate swaps	Other current liabilities	2.7	—	2.7
Interest rate swaps	Other liabilities	40.4	—	40.4
		$52.0	$—	$52.0

		Fair Value of Liabilities as of September 30, 2013
	Balance Sheet Location	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheet	Net Amounts of Liabilities Presented in the Consolidated Balance Sheet
Commodity contracts	Other current liabilities	$0.1	$—	$0.1
Natural gas and heating oil futures	Other current liabilities	0.1	—	0.1
		$0.2	$—	$0.2

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Table Text Block]

	Location of Gain (Loss) Recognized in Earnings	Amount of Gain (Loss) Recognized in Earnings
		2014	2013	2012
Participation in Ralcorp’s derivative program	Cost of goods sold	$—	$—	$(2.0)
Commodity contracts	Cost of goods sold	(12.4)	(0.6)	—
Natural gas futures	Cost of goods sold	(0.4)	(0.3)	0.3
Foreign exchange contracts	Selling, general and administrative expenses	(6.3)	—	—
Interest rate swaps	Other expense, net	(35.5)	—	—